UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21464

Name of Fund: BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund II, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2011

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Building Products — 0.2%
Masonite Worldwide Holdings (a)	4,728	$211,578

Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (a)	10,732	4,120
Wellman Holdings, Inc. (a)	181	9

		4,129

Construction Materials — 0.0%
Nortek, Inc. (a)	710	31,950

Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	13,053	522
SunPower Corp., Class B (a)	5,332	61,798

		62,320

Software — 0.3%
HMH Holdings/EduMedia (a)	73,206	457,541

Total Common Stocks – 0.5%		767,518

Corporate Bonds	Par (000)

Airlines — 0.2%
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16	USD	300	324,750

Auto Components — 1.0%
Delphi International Holdings Unsecured, 12.00%, 10/06/14		16	16,153
Icahn Enterprises LP (b):
7.75%, 1/15/16		500	470,000
8.00%, 1/15/18		1,000	940,000

			1,426,153

Building Products — 2.4%
Building Materials Corp. of America, 7.00%, 2/15/20 (b)		425	420,750
CPG International I, Inc., 7.18%, 7/01/12 (c)		3,000	2,955,000

			3,375,750

Capital Markets — 0.4%
E*Trade Financial Corp., 3.99%, 8/31/19 (b)(d)(e)		46	65,838
Marsico Parent Co., LLC, 10.63%, 1/15/16 (b)		593	335,045
Marsico Parent Holdco, LLC, 3.13%, 7/15/16 (b)(f)		161	39,519
Marsico Parent Superholdco, LLC, 3.63%, 1/15/18 (b)(f)		170	33,171

			473,573

Corporate Bonds	Par (000)		Value

Chemicals — 1.4%
CF Industries, Inc., 6.88%, 5/01/18	USD	480	$480,600
GEO Specialty Chemicals, Inc. (b):
7.50%, 3/31/15 (d)(f)		702	456,366
10.00%, 3/31/15		691	448,864
LBI Escrow Corp., 8.00%, 11/01/17 (b)		500	508,750
Wellman Holdings, Inc., Subordinate Note (Third Lien), 5.00%, 1/29/19 (d)(f)		191	74,323

			1,968,903

Commercial Services & Supplies — 0.5%
Clean Harbors, Inc., 7.63%, 8/15/16		400	410,000
The Geo Group, Inc., 7.75%, 10/15/17 (b)		300	298,875

			708,875

Construction Materials — 0.5%
Nortek, Inc., 11.00%, 12/01/13		713	741,681

Consumer Finance — 0.5%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)		190	191,900
Inmarsat Finance Plc, 7.38%, 12/01/17 (b)		525	523,687

			715,587

Containers & Packaging — 2.7%
Berry Plastics Corp.:
8.25%, 11/15/15		900	884,250
9.50%, 5/15/18 (b)		375	335,625
Clondalkin Acquisition BV, 2.26%, 12/15/13 (b)(c)		1,500	1,415,625
Crown European Holdings SA, 6.25%, 9/01/11	EUR	11	13,566
Owens-Brockway Glass Container, Inc., 6.75%, 12/01/14		113	139,361
Packaging Dynamics Finance Corp., 10.00%, 5/01/16 (b)	USD	380	325,375
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	275	330,715
7.75%, 11/15/19		265	321,941

			3,766,458

Diversified Financial Services — 2.5%
CIT Group, Inc., 7.00%, 5/01/17	USD	1,585	1,430,462
FCE Bank Plc, 7.13%, 1/16/12	EUR	400	488,403
GMAC, Inc., 8.30%, 2/12/15 (b)	USD	950	953,563
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		400	396,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
FKA	Formerly Known As
GBP	British Pound
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind
USD	US Dollar

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2010	1

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Diversified Financial Services (concluded)
Reynolds Group Issuer, Inc., 7.75%, 10/15/16 (b)	EUR	200	$242,975

			3,511,403

Diversified Telecommunication Services — 1.4%
ITC Deltacom, Inc., 10.50%, 4/01/16 (b)	USD	500	480,000
New Communications Holdings, Inc. (b):
7.88%, 4/15/15		600	595,500
8.25%, 4/15/17		290	287,100
Qwest Communications International, Inc., 8.00%, 10/01/15 (b)		300	300,750
Qwest Corp., 8.38%, 5/01/16		240	260,400

			1,923,750

Energy Equipment & Services — 0.5%
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)		750	727,500

Food & Staples Retailing — 0.2%
AmeriQual Group LLC, 9.50%, 4/01/12 (b)		250	227,500

Food Products — 1.0%
B&G Foods, Inc., 7.63%, 1/15/18		300	299,250
Bumble Bee Foods LLC, 7.75%, 12/15/15 (b)		240	238,800
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		760	813,675

			1,351,725

Health Care Equipment & Supplies — 0.5%
DJO Finance LLC, 10.88%, 11/15/14		685	712,400

Health Care Providers & Services — 1.2%
American Renal Holdings, 8.38%, 5/15/18 (b)		75	72,938
DaVita, Inc., 6.63%, 3/15/13		455	451,587
HCA, Inc., 7.25%, 9/15/20		255	254,363
Tenet Healthcare Corp. (b):
9.00%, 5/01/15		95	99,750
8.88%, 7/01/19		690	723,637

			1,602,275

Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)		980	1,124,550

Hotels, Restaurants & Leisure — 1.1%
Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (a)(b)(g)		1,565	518,406
MGM Mirage, 10.38%, 5/15/14 (b)		260	276,250

Corporate Bonds	Par (000)		Value

Hotels, Restaurants & Leisure (concluded)
Travelport LLC, 5.16%, 9/01/14 (c)	USD	815	$757,950

			1,552,606

Independent Power Producers & Energy Traders — 2.4%
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		1,215	1,227,150
Energy Future Holdings Corp., 10.00%, 1/15/20 (b)		500	497,500
NRG Energy, Inc., 7.25%, 2/01/14		1,660	1,639,250

			3,363,900

Industrial Conglomerates — 0.9%
Sequa Corp. (b):
11.75%, 12/01/15		320	320,000
13.50%, 12/01/15 (f)		879	895,142

			1,215,142

Media — 2.8%
Affinion Group, Inc., 10.13%, 10/15/13		555	564,713
CSC Holdings, Inc., 8.50%, 4/15/14 (b)		230	239,200
Clear Channel Worldwide Holdings, Inc. (b):
Series A, 9.25%, 12/15/17		212	214,650
Series B, 9.25%, 12/15/17		847	861,822
DISH DBS Corp., 7.00%, 10/01/13		525	532,875
Seat Pagine Gialle SpA, 10.50%, 1/31/17 (b)	EUR	355	409,498
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)	USD	135	122,513
UPC Germany GmbH, 8.13%, 12/01/17 (b)		1,000	980,000

			3,925,271

Metals & Mining — 0.4%
FMG Finance Property Ltd., 4.54%, 9/01/11 (b)(c)		180	177,750
Ryerson, Inc., 7.72%, 11/01/14 (c)		450	419,063

			596,813

Multiline Retail — 0.2%
Dollar General Corp., 11.88%, 7/15/17 (f)		235	266,725

Oil, Gas & Consumable Fuels — 0.1%
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		160	158,400

Paper & Forest Products — 0.4%
NewPage Corp., 10.00%, 5/01/12		610	354,563
Verso Paper Holdings LLC, Series B, 4.09%, 8/01/14 (c)		180	149,850

			504,413

2	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Pharmaceuticals — 0.9%
Angiotech Pharmaceuticals, Inc., 4.29%, 12/01/13 (c)	USD	300	$234,000
Elan Finance Plc, 4.44%, 11/15/11 (c)		950	926,250

			1,160,250

Semiconductors & Semiconductor Equipment — 0.3%
Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)		85	83,406
STATS ChipPAC Ltd.:
7.50%, 7/19/10		95	95,119
6.75%, 11/15/11		205	204,744

			383,269

Textiles, Apparel & Luxury Goods — 0.2%
Phillips-Van Heusen Corp., 7.38%, 5/15/20		195	195,975

Wireless Telecommunication Services — 2.3%
Cricket Communications, Inc., 7.75%, 5/15/16		825	837,375
Digicel Group Ltd. (b):
9.13%, 1/15/15 (f)		1,149	1,120,275
8.25%, 9/01/17		100	98,000
iPCS, Inc., 2.47%, 5/01/13 (c)		500	460,000
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		425	406,937
Sprint Capital Corp., 8.38%, 3/15/12		200	206,000

			3,128,587

Total Corporate Bonds – 29.7%			41,134,184

Floating Rate Loan Interests (c)

Aerospace & Defense — 1.2%
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Facility Deposit, 2.10%, 3/26/14	45	36,713
Term Loan, 2.34%, 3/26/14	738	606,493
TASC, Inc.:
Tranche A Term Loan, 5.50%, 12/18/14	332	330,947
Tranche B Term Loan, 5.75%, 12/18/15	658	658,350

		1,632,503

Auto Components — 3.0%
Affinion Group Holdings, Inc.:
Loan, 7.89%, 3/01/12	327	307,999
Term Loan B, 5.00%, 4/08/16	750	717,187
Allison Transmission, Inc., Term Loan, 3.01% - 3.10%, 8/07/14	2,574	2,333,932
Dana Holding Corp., Term Advance, 4.53% - 4.73%, 1/30/15	631	606,418

Floating Rate Loan Interests (c)	Par (000)		Value

Auto Components (concluded)
Exide Technologies, Term Loan, 3.69%, 5/15/12	EUR	175	$194,922
GPX International Tire Corp., Tranche B Term Loan (a)(g):
12.25%, 3/30/12	USD	572	—
14.00%, 4/11/12		9	—

			4,160,458

Automobiles — 1.3%
Ford Motor Co.:
Tranche B-1 Term Loan, 3.31% - 3.34%, 12/15/13		1,494	1,390,696
Tranche B-2 Term Loan, 3.26%, 12/15/13		396	367,444

			1,758,140

Beverages — 1.2%
Culligan International Co., Loan (Second Lien), 5.16%, 4/24/13	EUR	500	312,922
SW Acquisitions Co., Inc., Term Loan, 5.75%, 6/01/16	USD	1,372	1,367,588

			1,680,510

Building Products — 1.8%
Building Materials Corp. of America, Term Loan Advance, 3.13%, 2/22/14		891	859,906
Goodman Global, Inc., Term Loan, 6.25%, 2/13/14		1,432	1,430,330
PGT Industries, Inc., Tranche A-2 Term Loan, 6.75%, 2/14/12		226	208,618

			2,498,854

Chemicals — 6.1%
CF Industries Holdings, Inc., Bridge Loan, 4.50%, 3/17/15		1,300	1,298,609
Chemtura Corp., Debtor in Possession Return of Capital Term Loan, 6.00%, 1/26/11		800	801,500
Edwards (Cayman Islands II) Ltd., Term Loan (First Lien), 2.35%, 5/31/14		342	308,802
Gentek Holding, LLC, Tranche B Term Loan, 7.00%, 10/29/14		499	498,438
Huish Detergents, Inc., Tranche B Term Loan, 2.11%, 4/26/14		331	315,513
Lyondell Chemical Co., Exit Term Loan, 5.50%, 3/24/16		500	499,465
Matrix Acquisition Corp. (MacDermid, Inc.), Tranche C Term Loan, 2.65%, 12/15/13	EUR	286	315,986
Nalco Co., Term Loan, 6.50%, 5/13/16	USD	1,265	1,264,383
PQ Corp., Term Loan (First Lien), 3.59% - 3.61%, 7/30/14		1,317	1,196,506

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2010	3

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)	Value

Chemicals (concluded)
Rockwood Specialties Group, Inc., Term Loan H, 6.00%, 5/15/14 USD	810	$808,481
Solutia, Inc., Term Loan, 4.75%, 3/01/17	1,175	1,173,041

		8,480,724

Commercial Services & Supplies — 4.4%
ARAMARK Corp.:
Letter of Credit, 2.23%, 1/26/14	18	17,049
Line of Credit, 3.60%, 7/26/16	29	27,590
Term Loan B, 3.54%, 7/26/16	433	419,532
US Term Loan, 2.17%, 1/26/14	272	259,246
Adesa, Inc. (KAR Holdings, Inc.), Initial Term Loan, 3.11%, 10/21/13	407	386,412
Advanced Disposal Services, Inc., Term Loan B, 6.00%, 1/14/15	499	496,880
Casella Waste Systems, Inc., Term Loan B, 7.00%, 4/09/14	496	495,009
International Lease Finance Corp.:
Term Loan 1, 6.75%, 2/23/15	1,150	1,122,975
Term Loan 2, 7.00%, 3/05/16	550	535,150
Johnson Diversey, Inc., Tranche B Dollar, 5.50%, 11/24/15	499	498,750
Synagro Technologies, Inc., Term Loan (First Lien), 2.34% - 2.36%, 4/02/14	973	874,034
West Corp., Incremental Term B-3 Loan, 7.25%, 10/24/13	1,019	1,018,200

		6,150,827

Communications Equipment — 0.1%
Sorenson Communications, Term Loan C, 6.00%, 10/27/14	210	204,750

Construction & Engineering — 1.1%
Safway Services, LLC, First Out Term Loan, 9.00%, 12/14/17	900	900,000
Welding Services, Term Loan B, 5.50%, 3/23/16	600	598,750

		1,498,750

Consumer Finance — 2.9%
American General Finance Corp., Term Loan, 7.25%, 4/16/16	1,800	1,742,400
Chrysler Financial Corp., Term Loan (Second Lien), 6.84%, 8/02/13	2,250	2,220,669

		3,963,069

Containers & Packaging — 1.3%
Anchor Glass Container Corp., Term Loan B, 6.00%, 2/18/16	504	498,859

Floating Rate Loan Interests (c)	Par (000)		Value

Containers & Packaging (concluded)
BWAY Corp.:
Term Loan, 5.50%, 5/21/17	USD	457	$454,674
Term Loan Canada, 5.50%, 5/20/17		43	42,743
Berry Plastics Holding Corp., Term Loan C, 2.26%, 4/03/15		547	490,030
Graham Packaging Co., LP, Term Loan C, 6.75%, 4/05/14		275	274,814

			1,761,120

Diversified Consumer Services — 2.4%
Coinmach Service Corp., Term Loan, 3.47%, 11/14/14		1,470	1,277,916
Laureate Education, Series A New Term Loan, 7.00%, 8/15/14		2,065	2,039,333

			3,317,249

Diversified Financial Services — 2.8%
CIT Group, Inc., Tranche 2A Term Loan, 9.50%, 1/20/12		764	780,214
MSCI, Inc., Term Loan B, 4.75%, 6/30/16		1,800	1,793,250
Reynolds Group Holdings, Inc.:
First Lien Term Loan, 5.75%, 5/05/16		600	595,500
US Term Loan, 6.25%, 5/05/16		696	684,611

			3,853,575

Diversified Telecommunication Services — 2.0%
Integra Telecom Holdings, Inc., Term Loan, 9.25%, 4/12/15		800	795,664
Level 3 Communications, Incremental Term Loan, 2.55%, 3/13/14		1,200	1,078,715
US Telepacific Corp., Term Loan (Second Lien), 9.25%, 7/25/15		250	249,531
Wind Finance SL SA, Euro Facility (Second Lien), 7.65%, 12/17/14	EUR	525	638,614

			2,762,524

Electrical Equipment — 0.5%
Baldor Electric Co., Term Loan, 5.25%, 1/31/14	USD	648	644,793

Electronic Equipment, Instruments & Components — 1.0%
CDW Computer Centers, Inc., Term Loan B, 3.30%, 10/10/14		1,095	963,600
Flextronics International Ltd., Term Loan B, 2.54%, 10/01/12		454	434,094

			1,397,694

Energy Equipment & Services — 0.3%
MEG Energy Corp., Term Loan D, 6.00%, 4/03/16		496	488,413

4	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value

Food & Staples Retailing — 3.8%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots), Facility B1, 3.56%, 7/09/15	GBP	900	$1,170,977
Bolthouse Farms, Inc., Term Loan B, 5.50%, 2/04/16	USD	600	597,188
DSW Holdings, Inc., Term Loan, 2.59%, 10/29/12		457	438,830
Pierre Foods, Term Loan B, 7.00%, 2/17/16		593	595,463
Pilot Travel Centers, Term Loan B, 5.25%, 11/18/15		1,500	1,497,590
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15		997	1,010,515

			5,310,563

Food Products — 3.6%
CII Investment, LLC (FKA Cloverhill):
Term Loan A, 8.50%, 10/14/14		445	444,772
Term Loan B, 8.50%, 10/14/14		541	540,943
Dole Food Co., Inc.:
Credit-Linked Deposit, 8.07%, 4/12/13		614	613,283
Term Loan B, 5.00% - 5.50%, 2/10/17		434	433,527
Term Loan C, 5.00% - 5.50%, 2/10/17		1,078	1,076,772
Pilgrim’s Pride Corp., Term Loan A, 5.29%, 12/01/12		640	633,600
Pinnacle Foods Finance LLC, Tranche C Term Loan, 7.50%, 4/02/14		1,300	1,284,969

			5,027,866

Health Care Equipment & Supplies — 1.1%
Biomet, Inc., Dollar Term Loan, 3.28% - 3.35%, 3/25/15		426	414,343
DJO Finance LLC (FKA ReAble Therapeutics Finance LLC), Term Loan, 3.35%, 5/20/14		440	423,332
Fresenius AG:
Term Loan C1, 4.50%, 9/01/14		446	444,584
Term Loan C2, 4.50%, 9/01/14		254	253,958

			1,536,217

Health Care Providers & Services — 4.6%
Ardent Health Services, Inc., Term Loan, 6.50%, 8/10/15		600	586,500
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.79%, 7/25/14		86	80,555
Funded Term Loan, 2.60% - 2.79%, 7/25/14		1,623	1,517,618
DaVita, Inc., Tranche B-1 Term Loan, 1.79% - 1.85%, 10/05/12		175	170,722

Floating Rate Loan Interests (c)	Par (000)		Value

Health Care Providers & Services (concluded)
HCA, Inc.:
Term Loan B2, 3.54%, 3/31/17	USD	553	$534,397
Tranche A-1 Term Loan, 1.79%, 11/16/12		1,136	1,074,288
Tranche B-1 Term Loan, 2.54%, 11/18/13		311	293,462
Harden Healthcare, Term Loan A, 8.50%, 2/22/15		398	390,218
Renal Advantage Holdings, Inc., Term Loan, 6.00%, 5/25/16		600	597,000
Vanguard Health Holding Co. II, LLC (Vanguard Health Systems, Inc.), Initial Term Loan, 5.00%, 1/29/16		1,100	1,085,150

			6,329,910

Health Care Technology — 0.9%
IMS Healthcare, Term Loan B, 5.25%, 2/16/16		1,287	1,275,780

Hotels, Restaurants & Leisure — 4.0%
Blackstone UTP Capital LLC:
Loan, 7.75%, 11/06/14		748	748,125
Term Loan B, 5.50% - 6.00%, 10/23/14		775	771,280
Harrah’s Operating Co., Inc.:
Term B-1 Loan, 3.32%, 1/28/15		128	107,123
Term B-2 Loan, 3.32%, 1/28/15		297	247,491
Term B-3 Loan, 3.29% -3.32%, 1/28/15		1,887	1,572,358
Six Flags Theme Parks, Inc., Exit Term Loan, 6.00%, 4/19/16		975	968,551
VML US Finance LLC (FKA Venetian Macau), Term B:
Delayed Draw Project Loan, 4.80%, 5/25/12		407	392,090
Funded Project Loan, 4.80%, 5/27/13		817	787,419

			5,594,437

IT Services — 3.7%
Audio Visual Services Group, Inc., Tranche B Term Loan (First Lien), 2.55%, 2/28/14		496	369,657
Ceridian Corp., US Term Loan, 3.35%, 11/09/14		1,046	958,947
First Data Corp.:
Initial Tranche B-1 Term Loan, 3.03% - 3.09%, 9/24/14		250	210,307
Initial Tranche B-2 Term Loan, 3.03% - 3.04%, 9/24/14		2,166	1,821,896

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2010	5

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value

IT Services (concluded)
First Data Corp. (concluded):
Initial Tranche B-3 Term Loan, 3.03% - 3.04%, 9/24/14	USD	400	$337,003
SunGard Data Systems, Inc. (Solar Capital Corp.):
Incremental Term Loan, 6.75%, 2/28/14		1,113	1,104,895
Tranche B US Term Loan, 3.89% - 4.00%, 2/28/16		297	288,811

			5,091,516

Independent Power Producers & Energy Traders — 1.3%
Dynegy Holdings, Inc.:
Term Letter of Credit Facility, 4.11%, 4/02/13		694	660,159
Tranche B Term Loan, 4.11%, 4/02/13		56	53,007
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan, 3.79% - 3.80%, 10/10/14		821	630,852
Initial Tranche B-3 Term Loan, 3.79% - 3.80%, 10/10/14		616	470,505

			1,814,523

Industrial Conglomerates — 1.1%
Sequa Corp., Term Loan, 3.48% - 3.55%, 12/03/14		1,622	1,481,419

Insurance — 0.5%
Alliant Holdings I, Inc., Term Loan, 3.29%, 8/21/14		826	755,652

Internet & Catalog Retail — 0.3%
FTD Group, Inc., Tranche B Term Loan, 6.75%, 8/26/14		382	381,160

Leisure Equipment & Products — 0.3%
True Temper Sports, Debtor in Possession Term Loan, 8.00%, 10/14/13		492	479,632

Machinery — 2.0%
Accuride Corp., Term Loan, 9.75%, 1/31/12		450	447,656
Blount International, Term Loan, 5.50% - 5.75%, 2/09/12		984	981,093
Bucyrus International, Term Loan C, 4.50%, 1/26/16		695	690,949
Generac Acquisition Corp., Term Loan (First Lien), 2.79%, 11/10/13		51	46,736
Oshkosh Truck Corp., Term B Loan, 6.26%, 12/06/13		575	574,224

			2,740,658

Floating Rate Loan Interests (c)	Par (000)		Value

Marine — 0.2%
Horizon Lines, Inc.:
Return of Capital, 3.51% - 3.57%, 8/08/12	USD	218	$186,253
Term Loan A, 3.55%, 8/08/12		155	139,243

			325,496

Media — 16.8%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,960	1,969,838
Cequel Communications, LLC, Term Loan, 2.29%, 11/05/13		530	505,039
Charter Communications Operating, LLC:
New Term Loan, 2.30%, 3/06/14		260	240,436
Term Loan B1, 2.30%, 3/25/14		375	374,941
Term Loan C, 3.55%, 9/06/16		2,835	2,638,632
FoxCo Acquisition Subordinate, LLC, Term Loan, 7.50%, 7/14/15		415	404,283
HMH Publishing Co., Ltd., Tranche A Term Loan, 5.53%, 6/12/14		1,012	926,941
Hanley-Wood, LLC (FSC Acquisition), Term Loan, 2.63% - 2.75%, 3/10/14		978	537,625
Harland Clarke Holdings Corp. (FKA Clarke American Corp.), Tranche B Term Loan, 2.79% - 2.85%, 6/30/14		724	631,688
Insight Midwest Holdings, LLC, B Term Loan, 2.03% - 2.04%, 4/07/14		175	165,250
Intelsat Corp. (FKA PanAmSat Corp.):
Tranche B-2-A Term Loan, 2.79%, 1/03/14		166	157,987
Tranche B-2-B Term Loan, 2.79%, 1/03/14		166	157,939
Tranche B-2-C Term Loan, 2.79%, 1/03/14		166	157,939
Intelsat Subsidiary Holding Co. Ltd., Tranche B Term Loan, 2.79%, 7/03/13		730	700,503
Lamar Media Corp., Term Loan B, 4.25%, 12/30/16		675	673,734
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG), Facility B1, 3.34%, 6/30/15	EUR	337	305,428
MCNA Cable Holdings LLC (OneLink Communications), Loan, 6.89%, 3/01/13 (f)	USD	586	468,631
Mediacom Broadband, Term Loan E, 4.50%, 10/23/17		1,000	977,083

6	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value

Media (concluded)
Mediacom Illinois, LLC (FKA Mediacom Communications, LLC), Tranche D Term Loan, 5.50%, 3/31/17	USD	498	$491,157
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		1,275	1,338,750
Nielsen Finance LLC, Dollar Term Loan:
2.30%, 8/03/13		225	209,869
Class B, 4.05%, 5/01/16		1,358	1,306,930
Penton Media, Inc., Term Loan (First Lien), 5.00%, 8/01/14		486	350,778
Regal Cinemas Corp., Term Loan B, 3.79%, 11/06/16		500	496,041
Sinclair Television Group, Inc., Tranche B Term Loan, 6.75%, 10/29/15		693	693,390
Springer Science+Business Media SA, Facility A1, 6.75%, 7/01/16	EUR	1,000	1,222,543
Sunshine Acquisition Ltd. (FKA HIT Entertainment), Term Facility, 5.60%, 3/20/12	USD	525	483,328
UPC Financing Partnership, Facility U, 4.99%, 12/31/17	EUR	1,050	1,190,944
Virgin NTL Cable Plc, Term Loan B, 4.41%, 12/31/15	GBP	750	1,044,560
Weather Channel, Term Loan B, 5.00%, 9/14/15	USD	1,181	1,177,613
Worldcolor Press Inc. and Worldcolor (USA) Corp. (FKA Quebecor World, Inc.), Advance, 9.00%, 7/23/12		646	651,328
Yell Group Plc TPI, Term Loan A, 2.48%, 8/09/11		703	682,031

			23,333,179

Multi-Utilities — 0.2%
FirstLight Power Resources, Inc. (FKA NE Energy, Inc.):
Synthetic Letter of Credit, 2.81%, 11/01/13		23	21,899
Term B Advance (First Lien), 2.81%, 11/01/13		224	211,690

			233,589

Multiline Retail — 1.4%
Dollar General Corp., Tranche B-2 Term Loan, 3.09% - 3.10%, 7/07/14		960	915,989
Hema Holding BV:
Facility B, 2.42%, 7/06/15	EUR	209	243,362
Facility C, 3.17%, 7/05/16		209	243,362
The Neiman Marcus Group, Inc., Term Loan, 2.25% - 2.28%, 4/06/13	USD	570	519,888

			1,922,601

Floating Rate Loan Interests (c)	Par (000)		Value

Oil, Gas & Consumable Fuels — 1.6%
Big West Oil, LLC:
Delayed Draw Loan, 4.50%, 5/15/14	USD	441	$434,835
Initial Advance Loan, 4.50%, 5/15/14		349	344,302
Initial Advance Loan, 4.50%, 1/26/15		500	500,834
Tronox Worldwide LLC:
Tranche B-1 Term Loan, 9.00%, 6/24/10		709	711,629
Tranche B-2 Term Loan, 9.00%, 6/24/10		191	191,184

			2,182,784

Paper & Forest Products — 1.2%
Georgia-Pacific LLC, Term Loan B, 2.25% - 2.54%, 12/23/12		849	828,127
Verso Paper Finance Holdings LLC, 6.60% - 7.35%, 2/01/13 (f)		1,305	848,238

			1,676,365

Personal Products — 0.3%
American Safety Razor Co., LLC:
Loan (Second Lien), 10.50%, 1/30/14		350	144,375
Term Loan (First Lien), 6.75%, 7/31/13		241	218,778

			363,153

Pharmaceuticals — 1.2%
Warner Chilcott Co., LLC, Term A Loan, 5.50%, 10/30/14		587	585,872
Warner Chilcott Corp.:
Additional Term Loan, 5.75%, 4/30/15		270	269,549
Term B-1 Loan, 5.75%, 4/30/15		450	448,848
Term B-2 Loan, 5.75%, 4/30/15		301	300,873

			1,605,142

Professional Services — 0.9%
Booz Allen Hamilton, Inc., Term Loan C, 6.00%, 7/31/15		1,247	1,245,005

Real Estate Management & Development — 2.1%
Mattamy Funding Partnership, Term Loan B, 2.81%, 4/11/13		480	451,200
Realogy Corp.:
Delayed Draw Term B Loan, 3.29%, 10/10/13		1,397	1,177,619
Initial Term B Loan, 3.29%, 10/10/13		1,217	1,025,574
Synthetic Letter of Credit, 3.35%, 10/10/13		328	276,116

			2,930,509

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2010	7

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)			Value

Software — 0.8%
Reynolds & Reynolds, Term Loan, 5.25%, 4/16/17	USD	412		$408,636
Telcordia Technologies, Inc., Term Loan B, 6.75%, 4/09/16		700		687,750

				1,096,386

Specialty Retail — 1.2%
Bass Pro Group LLC, Term Loan B, 5.00% - 5.75%, 4/06/15		440		437,514
Burlington Coat Factory Warehouse Corp., Term Loan, 2.67%, 5/28/13		220		201,928
Matalan, Term Loan, 5.57%, 3/24/16	GBP	300		430,863
Michaels Stores, Inc., B-1 Term Loan:
2.56% - 2.81%, 10/31/13	USD	373		339,745
4.81% - 5.06%, 7/31/16		277		262,744

				1,672,794

Textiles, Apparel & Luxury Goods — 0.9%
Hanesbrands, Inc., New Term Loan, 5.25% - 5.50%, 12/10/15		368		368,293
PVH/Hilfiger, US Term Loan B, 4.75%, 4/19/16		950		949,554

				1,317,847

Wireless Telecommunication Services — 1.0%
Digicel International Finance Ltd., Tranche A, 2.81%, 3/30/12		440		427,910
MetroPCS Wireless, Inc., Tranche B Term Loan, 2.56% - 2.63%, 11/03/13		996		953,798

				1,381,708

Total Floating Rate Loan Interests – 90.4%				125,359,844

Other Interests (h)	Beneficial Interest (000)

Auto Components — 1.1%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests		—	(i)	1,468,671

Diversified Financial Services — 0.2%
J.G. Wentworth LLC Preferred Equity Interests (j)		—	(i)	299,336

Total Other Interests – 1.3%				1,768,007

Warrants (k)	Shares			Value

Software — 0.0%
HMH Holdings/EduMedia (expires 3/09/17)		5,330		—

Total Warrants – 0.0%				—

Total Long-Term Investments (Cost – $177,787,084) – 121.9%				$169,029,553

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (l)(m)		4,901,704		4,901,704

Total Short-Term Securities (Cost – $4,901,704) – 3.5%				4,901,704

Options Purchased		Contracts

Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, expires 12/21/19, Broker Goldman Sachs & Co.		11		2,310

Total Options Purchased (Cost – $10,756) – 0.0%				2,310

Total Investments (Cost – $182,699,544*) – 125.4%				173,933,567
Liabilities in Excess of Other Assets –(25.4)%				(35,281,246)

Net Assets – 100.0%				$138,652,321

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$182,794,517

Gross unrealized appreciation	$2,588,628
Gross unrealized depreciation	(11,449,578)

Net unrealized depreciation	$(8,860,950)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Convertible security.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

8	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(i)	Amount is less than $1,000.

(j)	The investment is held by a wholly owned taxable subsidiary of the Fund.

(k)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(l)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Affiliate	Shares Held at February 28, 2010	Net Activity	Shares Held at May 31, 2010	Income

	BlackRock Liquidity Funds, TempFund, Institutional Class	1,797,812	3,103,892	4,901,704	$1,070

(m)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of May 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	110,000	USD	136,476	Citibank NA	7/14/10	$(1,419)
EUR	87,000	USD	109,529	Citigroup Global	7/14/10	(2,711)
USD	6,328,378	EUR	5,042,500	BNP Paribas	7/14/10	137,255
USD	485,315	EUR	392,000	Deutsche Bank AG	7/14/10	4,022
GBP	1,839,000	USD	2,729,442	Citibank NA	7/28/10	(69,578)
USD	1,363,345	GBP	882,500	Citibank NA	7/28/10	86,928
USD	4,362,364	GBP	2,819,500	Royal Bank of Scotland Plc	7/28/10	284,340

Total						$438,837

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2010	9

Schedule of Investments (concluded)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)

The following tables summarizes the inputs used as of May 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks	$273,898	$31,950	$461,670	$767,518
Corporate Bonds	—	40,138,478	995,706	41,134,184
Floating Rate Loan Interests	—	106,782,773	18,577,071	125,359,844
Other Interests	—	—	1,768,007	1,768,007
Short-Term Securities	4,901,704	—	—	4,901,704
Liabilities:
Unfunded Loan Commitments	—	—	(27,122)	(27,122)

Total	$5,175,602	$146,953,201	$21,775,332	$173,904,135

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	—	$2,310	—	$2,310
Foreign currency exchange contracts	—	512,545	—	512,545
Liabilities:
Foreign currency exchange contracts	—	(73,708)	—	(73,708)

Total	—	$441,147	—	$441,147

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Assets/Liabilities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Unfunded Loan Commitments	Total

Balance, as of February 28, 2010	$30,435	$1,016,670	$18,711,638	$1,622,470	$(34,025)	$21,347,188
Accrued discounts/premiums	—	11,905	41,049	—	—	52,954
Net realized gain (loss)	—	5	(653,791)	—	—	(653,786)
Net change in unrealized appreciation/depreciation[2]	5,644	(33,335)	1,565,896	145,537	6,903	1,690,645
Purchases	—	12	5,337,026	—	—	5,337,038
Sales	—	449	(11,186,615)	—	—	(11,186,166)
Transfers in3	457,541	—	10,889,408	—	—	11,346,949
Transfers out[3]	(31,950)	—	(6,127,540)	—	—	(6,159,490)

Balance, as of May 31, 2010	$461,670	$995,706	$18,577,071	$1,768,007	$(27,122)	$21,775,332

[2]	The change in the unrealized appreciation/depreciation on the securities still held on May 31, 2010 was $552,527.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

10	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund II, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: July 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: July 23, 2010